TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES/ INTERCOMPANY
Trade and other receivables	$ 140	$ 1,131
Prepaids	628	1,355
Other taxation and social security	2,311	1,349
Total trade and other receivables	3,079	$ 3,835
GST Notice 324 from the Canadian Revenue Authority
TRADE AND OTHER RECEIVABLES/ INTERCOMPANY
Tax receivables	$ 2,700